CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 50,937	$ 88,753
Restricted cash	15,867	14,699
Bank deposits	24,568	0
Accounts receivable, net	54,306	55,089
Prepaid expenses and other current assets	9,805	16,021
Total current assets	155,483	174,562
Deferred tax assets, net	1,518	1,403
Investments	326	525
Deposits	4,545	0
Restricted cash	4,590	0
Property and equipment, net	6,276	5,710
Operating lease right of use assets	10,201	10,938
Goodwill	646	690
Other assets	1,048	2,052
Total assets	184,633	195,880
CURRENT LIABILITIES:
Notes payable-banks	122	199
Accounts payable	8,720	5,857
Accrued expenses and other current liabilities	41,707	39,834
Value added tax (VAT) payable	7,703	5,378
Income taxes payable	6,105	6,292
Operating lease liabilities, current	3,969	3,317
Total current liabilities	68,326	60,877
Convertible notes payable to a related party	1,104	1,192
Operating lease liabilities, non-current	6,375	8,298
Other liabilities	29,214	40,867
Total liabilities	105,019	111,234
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	89,974	90,478
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 150,000,000 shares authorized as of December 31, 2022 and 2021. 37,433,333 shares issued and outstanding as of December 31, 2022 and 2021.	19,186	19,186
Additional paid-in capital	16,604	16,844
Accumulated deficit	(38,521)	(33,796)
Accumulated other comprehensive loss	(8,186)	(7,866)
Non-controlling interests in subsidiaries	557	(200)
Total shareholders' deficit	(10,360)	(5,832)
Total liabilities and shareholders' deficit	$ 184,633	$ 195,880